Concentrations (Details) - Schedule of Advance to Suppliers - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	[1]
Concentrations (Details) - Schedule of Advance to Suppliers [Line Items]
Supplier amount	$ 8,989,036
Supplier Percentage	55.00%
Suppliers G [Member]
Concentrations (Details) - Schedule of Advance to Suppliers [Line Items]
Supplier amount	$ 3,811,397
Supplier Percentage	23.00%
Suppliers H [Member]
Concentrations (Details) - Schedule of Advance to Suppliers [Line Items]
Supplier amount	$ 3,406,139
Supplier Percentage	21.00%
Suppliers I [Member]
Concentrations (Details) - Schedule of Advance to Suppliers [Line Items]
Supplier amount	$ 1,771,500
Supplier Percentage	11.00%

[1]	The percentage is below 10%